Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.6%
	COMMUNICATION SERVICES — 0.5%
15,906	Magnite, Inc.*	$210,118
	CONSUMER DISCRETIONARY — 10.4%
4,860	Brunswick Corp.	393,125
22,109	Callaway Golf Co.*	517,793
4,382	Columbia Sportswear Co.	396,703
785	Deckers Outdoor Corp.*	214,909
10,120	Gentex Corp.	295,200
2,638	Hasbro, Inc.	216,105
9,450	Leslie's, Inc.*	182,952
566	Lithia Motors, Inc. - Cl. A	169,868
8,256	LKQ Corp.	374,905
789	Pool Corp.	333,629
8,577	PulteGroup, Inc.	359,376
6,419	Terminix Global Holdings, Inc.*	292,899
729	Vail Resorts, Inc.	189,737
		3,937,201
	CONSUMER STAPLES — 3.3%
2,904	Bunge, Ltd.[1]	321,792
6,973	elf Beauty, Inc.*	180,113
79,610	SunOpta, Inc.*,1	399,642
8,955	United Natural Foods, Inc.*	370,289
		1,271,836
	ENERGY — 0.8%
9,544	DMC Global, Inc.*	291,092
	FINANCIALS — 15.6%
2,085	Assurant, Inc.	379,115
8,524	BankUnited, Inc.	374,715
5,866	Banner Corp.	343,337
7,511	Brown & Brown, Inc.	542,820
11,719	ConnectOne Bancorp, Inc.	375,125
13,075	First Foundation, Inc.	317,592
3,511	Globe Life, Inc.	353,207
8,856	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	420,040
5,605	HomeStreet, Inc.	265,565
2,321	LPL Financial Holdings, Inc.	424,000
7,771	PacWest Bancorp	335,163
5,429	Texas Capital Bancshares, Inc.*	311,136
7,232	Voya Financial, Inc.	479,843
3,327	Walker & Dunlop, Inc.	430,580
2,874	Western Alliance Bancorp	238,025

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
3,635	Wintrust Financial Corp.	$337,801
		5,928,064
	HEALTH CARE — 14.6%
5,843	Axonics, Inc.*	365,772
1,804	Catalent, Inc.*	200,064
1,323	Charles River Laboratories International, Inc.*	375,692
710	Chemed Corp.	359,651
6,197	Encompass Health Corp.	440,669
12,693	Evolent Health, Inc. - Class A*	409,984
1,579	Exact Sciences Corp.*	110,404
2,316	Fate Therapeutics, Inc.*	89,791
11,846	Halozyme Therapeutics, Inc.*	472,418
1,727	ICON PLC*,1	420,041
3,016	ICU Medical, Inc.*	671,482
1,424	Intellia Therapeutics, Inc.*	103,482
3,640	Intra-Cellular Therapies, Inc.*	222,732
3,635	Ionis Pharmaceuticals, Inc.*	134,640
7,728	Iovance Biotherapeutics, Inc.*	128,671
9,628	NextGen Healthcare, Inc.*	201,321
3,601	Omnicell, Inc.*	466,293
1,390	Repligen Corp.*	261,445
3,389	Turning Point Therapeutics, Inc.*	90,995
		5,525,547
	INDUSTRIALS — 20.5%
5,293	Albany International Corp. - Class A	446,306
5,828	Arcosa, Inc.	333,653
15,651	Array Technologies, Inc.*	176,387
1,523	Axon Enterprise, Inc.*	209,763
2,544	Chart Industries, Inc.*	436,983
5,480	ESCO Technologies, Inc.	383,162
652	Generac Holdings, Inc.*	193,813
2,111	HEICO Corp. - Class A	267,738
7,899	Hillenbrand, Inc.	348,899
1,692	IDEX Corp.	324,407
3,378	John Bean Technologies Corp.	400,192
7,313	Maxar Technologies, Inc.	288,571
7,359	Mercury Systems, Inc.*	474,287
2,407	Middleby Corp.*	394,604
1,866	Nordson Corp.	423,731
3,967	Regal Rexnord Corp.	590,210
8,185	Spirit AeroSystems Holdings, Inc., Class A	400,165
5,135	Titan Machinery, Inc.*	145,115
2,407	TransUnion	248,739

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
3,633	UFP Industries, Inc.	$280,322
708	United Rentals, Inc.*	251,489
3,200	Valmont Industries, Inc.	763,520
		7,782,056
	INFORMATION TECHNOLOGY — 19.1%
3,665	Blackline, Inc.*	268,351
2,567	CyberArk Software Ltd.*,1	433,181
2,722	Euronet Worldwide, Inc.*	354,268
3,764	Everbridge, Inc.*	164,261
8,195	Kulicke & Soffa Industries, Inc.	459,084
4,974	LivePerson, Inc.*	121,465
4,052	ON Semiconductor Corp.*	253,696
2,250	OSI Systems, Inc.*	191,520
2,106	Paylocity Holding Corp.*	433,352
2,351	Perficient, Inc.*	258,822
12,144	SMART Global Holdings, Inc.*,1	313,679
15,778	Switch, Inc. - Class A	486,278
2,063	TD SYNNEX Corp.	212,922
1,757	Teledyne Technologies, Inc.*	830,411
2,140	Teradyne, Inc.	253,012
6,632	Trimble, Inc.*	478,432
18,217	Tufin Software Technologies Ltd.*,1	162,678
8,436	Unisys Corp.*	182,302
19,669	Vishay Precision Group, Inc.*	632,358
5,489	WNS Holdings Ltd. ADR*	469,255
16,955	Xperi Holding Corp.	293,661
		7,252,988
	MATERIALS — 3.1%
5,888	Avient Corp.	282,624
3,237	Crown Holdings Inc	404,916
2,616	Reliance Steel & Aluminum Co.	479,644
		1,167,184
	REAL ESTATE — 7.4%
5,832	American Campus Communities, Inc. - REIT	326,417
2,383	Camden Property Trust - REIT	396,055
5,373	Duke Realty Corp., REIT	311,956
1,716	EastGroup Properties, Inc. - REIT	348,828
1,399	Jones Lang LaSalle, Inc.*	335,005
18,527	Kite Realty Group Trust - REIT	421,860
19,214	Macerich Co.	300,507
2,044	Sun Communities, Inc. - REIT	358,293
		2,798,921

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 2.3%
11,082	Atlantica Sustainable Infrastructure PLC[1]	$388,646
9,298	Essential Utilities, Inc.	475,407
		864,053
	TOTAL COMMON STOCKS
	(Cost $36,165,964)	37,029,060

Principal Amount
	SHORT-TERM INVESTMENTS — 2.5%
$961,089	UMB Bank Demand Deposit, 0.01%[2]	961,089
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $961,089)	961,089
	TOTAL INVESTMENTS — 100.1%
	(Cost $37,127,053)	37,990,149
	Liabilities in Excess of Other Assets — (0.1)%	(42,588)
	NET ASSETS — 100.0%	$37,947,561

REIT – Real Estate Investment Trusts
PLC – Public Limited Company
ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.